CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS
Service revenue	₽ 390,761	₽ 386,486	₽ 386,159
Sales of goods	52,150	49,206	40,480
Revenue	442,911	435,692	426,639
Cost of services	123,779	130,158	126,805
Cost of goods	45,623	45,574	36,555
Selling, general and administrative expenses	95,186	94,046	87,340
Depreciation and amortization	79,912	81,582	77,843
Operating share of the profit of associates	(3,210)	(3,115)	(3,456)
Provision for investments in distressed Ukrainian banks			1,698
Impairment of non-current assets	3,775	0	3,516
Other expenses / (income)	1,746	(222)	2,415
Operating profit	96,100	87,669	93,923
Finance income	(5,548)	(5,273)	(8,368)
Finance costs	26,064	27,136	26,422
Currency exchange (gain) / loss	(1,301)	(3,241)	6,154
Non-operating share of the loss of associates	436	1,287	3,780
Change in fair value of financial instruments	(110)	(166)	(1,014)
Other expenses / (income)	992	317	(54)
Profit before tax	75,567	67,609	67,003
Income tax expense	18,977	15,138	13,931
Profit for the year from continuing operations	56,590	52,471	53,072
Loss from discontinued operations		(4,021)	(5,668)
Profit for the year	56,590	48,450	47,404
Profit / (loss) for the year attributable to:
Owners of the Company	56,042	48,474	49,489
Non-controlling interests	₽ 548	₽ (24)	₽ (2,085)
Earnings per share (basic), Russian Rubles:	₽ 28.68	₽ 24.37	₽ 24.88
Earnings per share (diluted), Russian Rubles:	₽ 28.66	₽ 24.35	₽ 24.87